Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories - Schedule of Inventories, Current	Inventories consisted of the following:
	As at December 31,	As at December 31,
USD'000	2022	2021
Raw materials	4,523	950
Work in progress	2,987	1,760
Total inventories	7,510	2,710